Group Accounting Policies - Basis of accounting and preparation of financial information - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Group Accounting Policies
Percentage of sales recorded within product sales when entity acts as principal	100.00%
Alliance Revenue	$ 1,428	$ 755	$ 388
Borrowings	$ 28,622	$ 29,232	$ 30,781